SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Mar. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 286,336		$ 286,336				$ 256,281
Interest expense on lease liabilities	51		102
Depreciation, right-of-use assets	117		219
Right of use assets, fair value changes	89		(85)
Equity	(103,129)	$ (79,170)	(103,129)	$ (79,170)	$ (98,564)		(97,150)	$ (81,315)
Accounts receivable	(17,693)		(17,693)				(16,931)
Inventory	9,761		9,761				6,989
Revenues	16,924	13,276	32,132	25,907
Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Revenues	1,806	1,144	3,537	2,257
Private Equity
Disclosure of initial application of standards or interpretations [line items]
Revenues	10,738	8,678	19,882	16,793
Residential
Disclosure of initial application of standards or interpretations [line items]
Revenues	$ 594	$ 686	$ 1,033	$ 1,145
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Assets						$ 4,366
Equity							0
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets							928
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets							3,416
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets							$ 1,207